Segment Disclosures and Concentration (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Revenues by country

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Revenue:
United States	$1,428	$1,149	$1,685
United Kingdom	493	347	421
Japan	199	212	251
Other foreign countries(1),(2)	1,125	862	1,059
Total revenue	$3,245	$2,570	$3,416

Property and equipment by country

	December 31,
(Amounts in millions)	2022	2021
Property and equipment:
United States	$3,607	$4,036
United Kingdom	802	877
Japan	408	487
Other foreign countries(2)	2,012	2,025
Total property and equipment	$6,829	$7,425

(1)During the year ended December 31, 2020, includes $206 million of revenue for Greater China related solely to the consolidated amounts of ChinaCo, which was deconsolidated on October 2, 2020.
(2)No individual countries exceed 10% of our revenues or property and equipment.